Intangible assets (Reconciliation of carrying amount of intangible assets) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year	$ 47,117
Intangible assets, end of year	43,577	$ 47,117
Cost [Member]
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year	237,464	229,437
Effect of movements in exchange rates		8,027
Intangible assets, end of year		237,464
Accumulated amortization [member]
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year	(190,347)	(178,190)
Amortization charge		(4,193)
Effect of movements in exchange rates		(7,964)
Intangible assets, end of year		(190,347)
Contracts [member]
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year	56
Intangible assets, end of year		56
Contracts [member] | Cost [Member]
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year	118,645	110,618
Effect of movements in exchange rates		8,027
Intangible assets, end of year		118,645
Contracts [member] | Accumulated amortization [member]
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year	(118,589)	(109,886)
Amortization charge		(739)
Effect of movements in exchange rates		(7,964)
Intangible assets, end of year		(118,589)
Intellectual Property [member]
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year	47,061
Intangible assets, end of year	43,577	47,061
Intellectual Property [member] | Cost [Member]
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year	118,819	118,819
Effect of movements in exchange rates		0
Intangible assets, end of year	118,819	118,819
Intellectual Property [member] | Accumulated amortization [member]
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year	(71,758)	(68,304)
Amortization charge	(3,484)	(3,454)
Effect of movements in exchange rates		0
Intangible assets, end of year	$ (75,242)	$ (71,758)